Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2023	Dec. 31, 2022
Condensed Consolidated Balance Sheets
Common shares, par or stated value per share (in dollars per share)	$ 0.24	$ 0.24
Common shares, shares authorized	500,000,000	500,000,000
Common shares, shares issued	3,457,906	1,217,906
Common shares, shares outstanding	3,457,906	1,217,906